                  PROSPECTUS SUPPLEMENT DATED MARCH 6, 1996
                   (TO PROSPECTUS DATED FEBRUARY 27, 1996)


                 MERRILL LYNCH MUNICIPAL STRATEGY FUND, INC.
        Auction Market Preferred Stock ("AMPS(Registered Trademark)")
                                   Series A
                   Liquidation Preference $25,000 Per Share



Number of Shares Sold:  1,000

Date of Original Issue:  March 11, 1996

Applicable Rate for Initial Dividend Period:  3.40%

Initial Dividend Payment Date:  March 21, 1996


____________________________
(Registered Trademark)Registered trademark of Merrill Lynch & Co., Inc.

                  PROSPECTUS SUPPLEMENT DATED MARCH 6, 1996
                   (TO PROSPECTUS DATED FEBRUARY 27, 1996)


                 MERRILL LYNCH MUNICIPAL STRATEGY FUND, INC.
        Auction Market Preferred Stock ("AMPS(Registered Trademark)")
                                   Series A
                   Liquidation Preference $25,000 Per Share



Number of Shares Sold:  1,000

Date of Original Issue:  March 11, 1996

Applicable Rate for Initial Dividend Period:  3.40%

Initial Dividend Payment Date:  March 21, 1996


____________________________
(Registered Trademark)Registered trademark of Merrill Lynch & Co., Inc.